Basic And Diluted Earnings Per Share	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Basic And Diluted Earnings Per Share
27	BASIC AND DILUTED EARNINGS PER SHARE
The calculation of the basic and diluted earnings per share attributable to the shareholders of the Group is based on the following data:

	2023	2022	2021
	S$’000	S$’000	S$’000
Earnings
Earnings for the purposes of basic and diluted earnings per share (profit for the year attributable to owners of the Group)	120,149	104,936	103,841

	2023	2022	2021
Number of shares
Weighted average number of ordinary shares for the purposes of basic earnings per share	144,785,247	145,298,557	128,803,824
Effect of dilutive potential ordinary shares:
Effect of vesting of employee share awards	40,466	–	26,310

Weighted average number of ordinary shares for the purposes of diluted earnings per share	144,825,713	145,298,557	128,830,134

	2023	2022	2021
	S$	S$	S$
Basic earnings per share	0.83	0.72	0.81

Diluted earnings per share	0.83	0.72	0.81